Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Remeasurement Of Other Comprehensive Income Loss Related To Post Employment Benefits [Abstract]
Actuarial gains and losses (+/–)	kr (5,049)	kr (1,887)
The effect of asset ceiling	(398)	87
Swedish special payroll taxes	(735)	(653)
Total	kr (6,182)	kr (2,453)